Credit Facilities - Bank Debt (Parenthetical) (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Bank Debt Facilities
Unamortized debt issue	$ 5,883	$ 5,507
Revolving Term Loan [member]
Disclosure Of Bank Debt Facilities
Unamortized debt issue	$ 6,000